UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response........5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21601

PIMCO Income Strategy Fund II
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2010

Date of reporting period:	April 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Income Strategy Fund II Schedule of Investments

April 30, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—61.4%
Airlines—6.7%
	American Airlines Pass Through Trust,
$8,798	9.73%, 9/29/14	Caa2/CCC+	$7,786,023
8,582	10.18%, 1/2/13	Caa1/CCC+	8,475,244
37,422	United Air Lines Pass Through Trust, 10.40%, 5/1/18	Ba1/BBB	40,602,563
			56,863,830

Banking—13.0%
5,500	AgFirst Farm Credit Bank, 7.30%, 6/1/10 (a)(b)(d)(h)(l)
	(acquisition cost-$4,709,000; purchased 2/26/10-4/15/10)	NR/A	4,940,859
	Allied Irish Banks PLC,
700	10.75%, 3/29/17	A2/BBB+	743,470
€4,232	10.75%, 3/29/17	A2/BBB+	6,094,123
£1,168	11.50%, 3/29/22	A2/BBB+	1,966,580
	Barclays Bank PLC (h),
$2,600	7.375%, 12/15/11 (a)(d)	Baa2/A-	2,548,000
3,700	7.434%, 12/15/17 (a)(d)	Baa2/A-	3,663,000
£13,600	14.00%, 6/15/19	Baa2/A-	27,894,575
$6,700	BBVA Bancomer S.A., 7.25%, 4/22/20 (a)(d)	A3/NR	6,832,292
2,000	Den Norske Bank ASA, 7.729%, 6/29/11 (a)(d)(h)	Baa3/BBB+	2,022,194
1,400	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Ba1/BBB-	1,342,559
12,175	HSBC Capital Funding L.P., 9.547%, 6/30/10 (a)(d)(h)	A3/A-	12,327,187
23,925	Rabobank Nederland NV, 11.00%, 6/30/19 (a)(d)(h)(k)	A2/AA-	30,875,763
9,400	UBS Preferred Funding Trust I, 8.622%, 10/1/10 (h)(k)	Baa3/BBB-	9,297,643
			110,548,245

Energy—1.3%
10,898	AES Red Oak LLC, 8.54%, 11/30/19	B1/BB-	11,224,515

Financial Services—30.6%
	American General Finance Corp., FRN,
8,450	0.507%, 12/15/11	B2/B	7,611,236
1,625	0.53%, 8/17/11	B2/B	1,494,807
£2,100	BAC Capital Trust VII, 5.25%, 8/10/35	Baa3/BB	2,354,523
$10,100	Bank of America Corp., 8.125%, 5/15/18 (h)	Ba3/BB	10,179,992
2,900	Capital One Capital VI, 8.875%, 5/15/40	Baa3/BB	3,242,415
	CIT Group, Inc.,
2,912	7.00%, 5/1/13	NR/NR	2,886,424
1,068	7.00%, 5/1/14	NR/NR	1,033,152
1,068	7.00%, 5/1/15	NR/NR	1,021,137
2,128	7.00%, 5/1/16	NR/NR	2,030,109
2,492	7.00%, 5/1/17	NR/NR	2,376,431
200	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Ba1/BB-	201,000
	Ford Motor Credit Co. LLC,
8,400	3.048%, 1/13/12, FRN	B1/B-	8,169,000
7,000	7.25%, 10/25/11	B1/B-	7,232,659
3,300	7.80%, 6/1/12	B1/B-	3,423,413
	GMAC, Inc.,
3,000	2.452%, 12/1/14, FRN	B3/B	2,692,500
360	5.90%, 1/15/19	B3/B	293,899
3	5.90%, 2/15/19	B3/B	2,445
5,500	6.00%, 12/15/11	B3/B	5,517,352
481	6.00%, 2/15/19	B3/B	395,498
119	6.00%, 3/15/19	B3/B	97,628
486	6.10%, 9/15/19	B3/B	401,116

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$159	6.125%, 10/15/19	B3/B	$131,116
394	6.15%, 8/15/19	B3/B	326,054
454	6.15%, 10/15/19	B3/B	375,096
665	6.20%, 4/15/19	B3/B	561,420
500	6.25%, 12/15/18	B3/B	418,572
35	6.25%, 7/15/19	B3/B	29,202
7	6.35%, 4/15/16	B3/B	6,161
303	6.35%, 4/15/19	B3/B	255,566
254	6.35%, 7/15/19	B3/B	213,495
249	6.50%, 9/15/16	B3/B	219,492
250	6.50%, 10/15/16	B3/B	220,076
5	6.50%, 6/15/18	B3/B	4,279
449	6.50%, 11/15/18	B3/B	381,663
190	6.50%, 12/15/18	B3/B	161,698
15	6.50%, 5/15/19	B3/B	12,764
193	6.60%, 8/15/16	B3/B	170,989
732	6.60%, 5/15/18	B3/B	628,370
100	6.60%, 6/15/19	B3/B	85,652
132	6.65%, 10/15/18	B3/B	113,544
256	6.70%, 6/15/18	B3/B	222,415
335	6.70%, 12/15/19	B3/B	288,160
3,000	6.75%, 12/1/14	B3/B	3,017,682
215	6.75%, 8/15/16	B3/B	192,302
14	6.75%, 6/15/17	B3/B	12,510
831	6.75%, 7/15/18	B3/B	724,451
3	6.75%, 9/15/18	B3/B	2,671
612	6.75%, 10/15/18	B3/B	546,051
107	6.75%, 11/15/18	B3/B	92,610
92	6.80%, 9/15/16	B3/B	82,412
207	6.85%, 4/15/16	B3/B	186,870
3,575	6.875%, 9/15/11	B3/B	3,634,824
3,375	6.875%, 8/28/12	B3/B	3,435,203
3	6.875%, 7/15/18	B3/B	2,633
319	6.90%, 7/15/18	B3/B	280,830
326	6.90%, 8/15/18	B3/B	287,092
43	7.00%, 2/15/18	B3/B	38,262
506	7.00%, 3/15/18	B3/B	448,662
5	7.00%, 5/15/18	B3/B	4,449
400	7.00%, 9/15/18	B3/B	356,423
10	7.00%, 6/15/22	B3/B	8,564
325	7.05%, 3/15/18	B3/B	289,072
4	7.05%, 4/15/18	B3/B	3,544
6	7.15%, 9/15/18	B3/B	5,330
472	7.20%, 10/15/17	B3/B	428,406
55	7.25%, 6/15/16	B3/B	50,579
653	7.25%, 9/15/17	B3/B	597,594
329	7.25%, 1/15/18	B3/B	298,355
255	7.25%, 4/15/18	B3/B	228,504
39	7.30%, 12/15/17	B3/B	35,563
503	7.30%, 1/15/18	B3/B	457,027
58	7.35%, 4/15/18	B3/B	52,357

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$25	7.375%, 11/15/16	B3/B	$23,405
3	7.375%, 4/15/18	B3/B	2,712
166	7.40%, 12/15/17	B3/B	152,287
251	7.50%, 11/15/16	B3/B	236,542
15	7.50%, 8/15/17	B3/B	13,986
559	7.50%, 11/15/17	B3/B	517,631
290	7.50%, 12/15/17	B3/B	267,642
3	8.125%, 11/15/17	B3/B	2,880
224	9.00%, 7/15/20	B3/B	224,984
11,000	ILFC E-Capital Trust II,
	6.25%, 12/21/65, (converts to FRN on 12/21/15) (a)(b)(d)(l)
	(acquisition cost-$5,582,500; purchased 9/22/09)	B3/BB	8,415,000
	International Lease Finance Corp.,
1,350	4.75%, 1/13/12	B1/BB+	1,325,585
1,350	5.30%, 5/1/12	B1/BB+	1,317,323
1,350	5.35%, 3/1/12	B1/BB+	1,327,586
4,950	5.625%, 9/20/13	B1/BB+	4,599,758
5,950	6.625%, 11/15/13	B1/BB+	5,658,575
15,900	JPMorgan Chase & Co., 7.90%, 4/30/18 (h)	Baa1/BBB+	16,754,593
	LBG Capital No.1 PLC,
€500	6.439%, 5/23/20	Ba3/BB-	551,804
£10,200	7.867%, 12/17/19	Ba3/BB-	13,739,119
£900	7.869%, 8/25/20	Ba3/BB-	1,212,275
$4,500	7.875%, 11/1/20	Ba3/BB-	4,140,000
	LBG Capital No.2 PLC,
€8,900	8.875%, 2/7/20	Ba2/BB	11,242,185
£300	12.75%, 8/10/20	Ba2/BB	525,778
€1,100	15.00%, 12/21/19	Ba2/BB	1,857,520
$4,800	LBI Escrow Corp., 8.00%, 11/1/17 (a)(d)	Ba3/NR	4,986,000
2,500	Lehman Brothers Holdings, Inc., 7.50%, 5/11/38 (f)	WR/NR	9,375
2,000	Mellon Capital IV, 6.244%, 6/20/12 (h)	A3/A-	1,915,000
15,400	MUFG Capital Finance 1 Ltd., 6.346%, 3/17/06 (h)	Ba1/BBB+	15,188,250
€1,600	MUFG Capital Finance 2 Ltd., 4.85%, 7/25/16 (h)	Ba1/BBB+	1,898,739
$22,600	National City Preferred Capital Trust I, 12.00%, 12/10/12 (h)(k)	Baa3/BBB	26,220,949
3,500	NB Capital Trust II, 7.83%, 12/15/26	Baa3/BB	3,500,000
	SLM Corp.,
19,350	0.546%, 10/25/11, FRN	Ba1/BBB-	18,610,095
10,000	4.776%, 9/15/15, FRN	Ba1/BBB-	8,162,900
1,900	5.00%, 10/1/13	Ba1/BBB-	1,875,158
3,400	5.375%, 5/15/14	Ba1/BBB-	3,258,852
6,750	Wells Fargo & Co., 7.98%, 3/15/18 (h)	Ba1/A-	7,155,000
9,900	Wells Fargo Capital XIII, 7.70%, 3/26/13 (h)	Ba1/A-	10,345,500
			260,518,340

Healthcare & Hospitals—0.8%
6,700	HCA, Inc., 9.625%, 11/15/16, PIK	B2/BB-	7,303,000

Insurance—9.0%
3,000	American General Institutional Capital A, 7.57%, 12/1/45 (a)(d)	Ba2/B	2,767,980
	American International Group, Inc.,
3,400	0.371%, 3/20/12, FRN	A3/A-	3,272,775

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Insurance (continued)
$12,600	0.414%, 10/18/11, FRN (k)	A3/A-	$12,146,337
3,200	4.95%, 3/20/12 (k)	A3/A-	3,263,424
10,000	5.05%, 10/1/15 (k)	A3/A-	9,444,670
13,600	5.45%, 5/18/17	A3/A-	12,539,431
£5,000	5.75%, 3/15/67, (converts to FRN on 3/15/17)	Ba2/BBB	5,127,679
$1,450	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	1,266,938
1,300	8.25%, 8/15/18	A3/A-	1,389,070
£2,400	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	3,140,895
$1,700	AXA S.A., 6.463%, 12/14/18 (a)(d)(h)	Baa1/BBB	1,530,000
4,700	Hartford Financial Services Group, Inc.,
	8.125%, 6/15/68, (converts to FRN on 6/15/18)	Ba1/BB+	4,876,250
15,000	Metlife Capital Trust IV, 7.875%, 12/15/67,
	(converts to FRN on 12/15/37) (a)(d)	Baa2/BBB	15,724,875
			76,490,324
	Total Corporate Bonds & Notes (cost—$473,699,835)		522,948,254

MORTGAGE-BACKED SECURITIES—14.2%
	Banc of America Funding Corp., CMO,
6,048	4.454%, 2/20/36, FRN	NR/AAA	5,755,799
142	6.031%, 1/20/47, VRN	NR/CCC	106,987
	Chase Mortgage Finance Corp., CMO, FRN,
224	5.233%, 12/25/35	NR/CCC	211,207
4,265	5.425%, 3/25/37	B3/NR	3,693,085
1,491	Citicorp Mortgage Securities, Inc., 5.50%, 4/25/37, CMO	Ba1/NR	1,326,834
	Countrywide Alternative Loan Trust, CMO,
2,519	5.50%, 1/25/36	Caa3/CCC	1,732,085
2,857	5.75%, 12/25/36	NR/CC	1,903,104
9,374	6.00%, 5/25/36	Caa3/NR	5,952,496
1,608	6.00%, 4/25/37	NR/CC	898,595
7,299	6.129%, 4/25/36, VRN	Caa2/CCC	5,054,739
2,958	6.25%, 11/25/36	Caa2/NR	1,959,189
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
4,212	5.75%, 3/25/37	NR/CCC	3,426,521
3,176	6.00%, 5/25/36	NR/CCC	2,661,566
7,700	6.00%, 3/25/37	NR/CCC	5,963,785
4,060	6.25%, 9/25/36	B3/NR	3,480,260
1,900	Credit Suisse Mortgage Capital Certificates,
	6.422%, 2/15/41, CMO, VRN	NR/AA	1,859,543
826	First Horizon Alternative Mortgage Securities,
	2.333%, 9/25/34, CMO, FRN	Aa3/AAA	732,078
3,759	First Horizon Asset Securities, Inc., 3.00%, 11/25/35, CMO, FRN	NR/B	2,946,652
11,460	GSR Mortgage Loan Trust, 3.399%, 11/25/35, CMO, FRN	NR/B	10,356,000
5,422	JPMorgan Alternative Loan Trust, 5.903%, 5/25/36, CMO, VRN	NR/CCC	3,678,732
7,500	JPMorgan Chase Commercial Mortgage Securities Corp.,
	5.721%, 3/18/51, CMO, VRN (a)(d)(g)	Aa3/NR	5,912,339
	JPMorgan Mortgage Trust, CMO,
2,591	5.350%, 10/25/35, VRN	B2/NR	2,503,352
418	6.50%, 9/25/35	NR/B+	391,891
2,100	Morgan Stanley Reremic Trust, 5.999%, 8/12/45, CMO, VRN (a)(d)	Aa2/NR	1,874,926
92	Nomura Asset Acceptance Corp., 4.976%, 5/25/35, CMO (m)	Baa3/CCC	57,250
	Residential Asset Securitization Trust, CMO,
3,102	5.75%, 2/25/36	Caa3/CC	2,133,187

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$3,400	6.00%, 7/25/37	NR/CCC	$2,355,068
	Residential Funding Mortgage Securities I, CMO,
7,109	5.396%, 9/25/35, VRN	B3/CCC	5,891,738
18,193	6.00%, 6/25/37	NR/CC	14,713,080
5,100	6.25%, 8/25/36	Caa1/CCC	4,343,564
1,492	Sequoia Mortgage Trust, 0.908%, 5/20/34, CMO, FRN	A1/AAA	1,260,884
1,348	Suntrust Adjustable Rate Mortgage Loan Trust,
	5.826%, 2/25/37, CMO, FRN	NR/CCC	1,053,928
817	WaMu Mortgage Pass Through Certificates, 5.905%, 9/25/36, CMO, VRN	NR/CCC	686,423
	Wells Fargo Mortgage Backed Securities Trust, CMO,
873	5.223%, 4/25/36, VRN	NR/BB+	784,177
12,562	5.491%, 7/25/36, FRN	NR/CCC	10,390,328
1,388	5.508%, 7/25/36, FRN	NR/CCC	1,113,363
2,000	5.75%, 3/25/37	B3/NR	1,556,912
	Total Mortgage-Backed Securities (cost—$115,130,528)		120,721,667

SENIOR LOANS (a)(c)—2.9%
Consumer Products—0.3%
3,000	National Mentor, Inc., 2.54%, 6/29/12 (b)(l)
	(acquisition cost-$2,987,063; purchased 9/26/06)		2,769,999

Financial Services—0.9%
3,000	American General Finance Corp., 7.25%, 4/21/15		3,009,000
	CIT Group, Inc.,
2,380	13.00%, 1/20/12, Term 1B		2,438,013
2,115	International Lease Finance Corp., 7.00%, 3/17/16, Term B2 (e)		2,145,529
			7,592,542

Hotels/Gaming—0.3%
	MotorCity Casino,
2,104	8.50%, 7/21/12, Term B (b)(l)
	(acquisition cost-$1,993,511; purchased 10/5/09)		2,087,752

Multi-Media—0.9%
	Seven Media Group, Term T1,
AUD 1,706	5.73%, 12/28/12		1,487,583
AUD 7,150	7.04%, 2/7/13		6,234,046
			7,721,629

Printing/Publishing—0.0%
$103	American Media, Inc., 10.00%, 1/30/13 (b)(l)
	(acquisition cost-$103,056; purchased 1/30/09-4/30/10)		100,093

Utilities—0.5%
	Texas Competitive Electric Holdings Co. LLC,
4,950	3.751%, 10/10/14		4,022,085
37	3.790%, 10/10/14		30,548
			4,052,633
	Total Senior Loans (cost—$24,017,770)		24,324,648

		Credit Rating
Shares		(Moody’s/S&P)	Value*
PREFERRED STOCK—2.2%
Automotive Products—0.0%
20,275	Dura Automotive Systems, Inc., 20.00% (b)(g)(j)	NR/NR	$10,137

Banking—0.0%
5,000	CoBank Acb, 11.00%, Ser. C (a)(b)(d)(l)
	(acquisition cost-$267,500; purchased 2/26/10)	NR/A	268,282

Insurance—1.8%
21,655	ABN AMRO North America Capital Funding Trust I,
	6.968% (converts to Floating Rate on 9/15/10) (a)(d)	Ba3/BB	15,287,077

Real Estate Investment Trust—0.4%
3,000	Sovereign Real Estate Investment Trust, 12.00% (a)(d)	Baa3/BBB+	3,277,500
	Total Preferred Stock (cost—$14,772,513)		18,842,996

Principal
Amount
(000s)
ASSET-BACKED SECURITIES—1.1%
$3,664	Asset Backed Funding Certificates, 0.483%, 5/25/37, FRN (a)(d)	Ba1/B-	3,196,729
2,643	MASTR Asset Backed Securities Trust, 5.233%, 11/25/35	A1/BBB	2,457,927
6,075	Popular ABS Mortgage Pass-Through Trust, 0.543%, 7/25/35, FRN	Aaa/AAA	4,170,290
	Total Asset-Backed Securities (cost—$8,920,017)		9,824,946

Shares
CONVERTIBLE PREFERRED STOCK—0.3%
Financial Services—0.3%
3,000	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (h) (cost—$2,077,650)	Ba1/A-	2,958,000

COMMON STOCK—0.0%
Automotive Products—0.0%
81,383	Dura Automotive Systems, Inc. (g)(j) (cost—$1,317,433)		814

Principal
Amount
(000s)
SHORT-TERM INVESTMENTS—17.9%
U.S. Government Agency Securities—8.7%
$73,900	Federal Home Loan Bank Discount Notes,
	0.158%, 5/19/10 (cost—$73,895,402)	Aaa/AAA	73,895,402

Corporate Notes—6.4%
Financial Services—3.9%
	International Lease Finance Corp.,
3,000	0.472%, 5/24/10, FRN	B1/BB+	2,999,988
2,785	4.875%, 9/1/10	B1/BB+	2,785,178
1,350	5.125%, 11/1/10	B1/BB+	1,351,812
1,350	5.45%, 3/24/11	B1/BB+	1,347,411
17,560	5.625%, 9/15/10	B1/BB+	17,542,334
€4,900	KeyCorp, 0.86%, 11/22/10, FRN	Baa1/BBB+	6,287,247
$500	Residential Capital LLC, 8.50%, 5/15/10	C/CCC+	499,375
			32,813,345

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Insurance—2.5%
$5,000	AIG Life Holdings U.S., Inc., 7.50%, 8/11/10	A3/A-	$5,058,855
	American International Group, Inc.,
10,000	0.358%, 9/27/10, FRN	A3/NR	9,786,769
2,500	4.70%, 10/1/10	A3/A-	2,514,872
	Residential Reinsurance Ltd., FRN (a)(b)(d)(l),
3,000	7.502%, 6/7/10
	(acquisition cost-$3,000,000; purchased 5/16/07)	NR/BB	3,010,650
1,200	8.002%, 6/7/10
	(acquisition cost-$1,200,000; purchased 5/16/07)	NR/BB-	1,205,220
			21,576,366
	Total Corporate Notes (cost—$52,559,638)		54,389,711

U.S. Treasury Bills (i)—0.1%
910	0.143%-0.147%, 5/13/10-6/3/10 (cost—$909,907)		909,907

Repurchase Agreements—2.7%
20,900	Barclays Capital, Inc., dated 4/30/10, 0.20%, due 5/3/10, proceeds $20,900,348; collateralized by U.S. Treasury Inflation Index Notes, 1.625%, due 1/15/18, valued at $21,393,569 including accrued interest		20,900,000
2,157	State Street Bank & Trust Co., dated 4/30/10, 0.01%, due 5/3/10, proceeds $2,157,002; collateralized by U.S. Treasury Bills, zero coupon, due 5/6/10, valued at $2,205,000		2,157,000
	Total Repurchase Agreements (cost—$23,057,000)		23,057,000
	Total Short-Term Investments (cost—$150,421,947)		152,252,020

	Total Investments (cost—$790,357,693)—100.0%		$851,873,345

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $156,333,080, representing 18.4% of total investments.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2010.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Delayed-delivery. To be delivered after April 30, 2010.

(f)	In default.

(g)	Fair-Valued—Securities with an aggregate value of $5,923,290, representing 0.7% of total investments.

(h)	Perpetual maturity. Maturity date shown is the first call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.

(i)	All or partial amount segregated as collateral for swaps.

(j)	Non-income producing.

(k)	All or partial amount segregated as collateral for reverse repurchase agreements.

(l)	Restricted. The aggregate acquisition cost of such securities is $19,842,630 and the aggregate market value is $22,797,855, representing 2.7% of total investments.

(m)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

Glossary:

AUD—Australian Dollar

£—British Pound

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2010.

LIBOR—London Inter-Bank Offered Rate

NR—Not Rated

PIK—Payment-in-Kind

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on April 30, 2010.

WR—Withdrawn Rating

Other Investments:

(A)  Futures contracts outstanding at April 30, 2010:

		Market
		Value	Expiration	Unrealized
Type	Contracts	(000s)	Date	Appreciation
Long: Financial Futures Euro—90 day	279	$69,422	6/14/10	$203,313

The Fund pledged cash collateral of $274,000 for futures contracts.

(B) Credit default swap agreements:

Sell protection swap agreements outstanding at April 30, 2010 (1):

	Notional Amount					Upfront
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000s) (3)	Spread (2)	Date	Received	Value (4)	Received	Appreciation
Citigroup:
Chrysler Financial	$1,000	2.60%	6/20/13	5.00%	$68,322	$(120,000)	$188,322
SLM	6,550	3.77%	12/20/13	5.00%	301,559	(807,000)	1,108,559
Deutsche Bank:
Ford Motor	1,000	1.87%	6/20/12	2.17%	8,706	—	8,706
SLM	5,400	3.77%	12/20/13	5.00%	248,614	(756,000)	1,004,614
Merrill Lynch:
SLM	1,450	3.77%	12/20/13	5.00%	66,757	(203,000)	269,757
					$693,958	$(1,886,000)	$2,579,958

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at April 30, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(C)  Forward foreign currency contracts outstanding at April 30, 2010:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	April 30, 2010	(Depreciation)
Purchased:
8,406,534 Brazilian Real settling 6/2/10	Royal Bank of Scotland	$4,669,000	$4,828,585	$159,585
3,764,000 British Pound settling 6/24/10	Barclays Bank	5,679,876	5,760,165	80,289
1,276,000 Canadian Dollar settling 5/4/10	Deutsche Bank	1,263,976	1,259,815	(4,161)
1,276,000 Canadian Dollar settling 7/7/10	UBS	1,268,662	1,259,728	(8,934)
14,519,138 Chinese Yuan Renminbi settling 1/10/11	JPMorgan Chase	2,163,000	2,177,305	14,305
2,833,000 Euro settling 5/24/10	Citigroup	3,815,110	3,767,116	(47,994)
1,430,410,000 South Korean Won settling 11/12/10	HSBC Bank	1,252,000	1,284,618	32,618
Sold:
7,818,000 Australian Dollar settling 5/28/10	JPMorgan Chase	7,102,653	7,257,698	(155,045)
1,978,000 British Pound settling 6/24/10	Barclays Bank	3,005,032	3,026,995	(21,963)
1,022,000 British Pound settling 6/24/10	BNP Paribas	1,513,713	1,563,998	(50,285)
438,000 British Pound settling 6/24/10	Citigroup	652,134	670,285	(18,151)
3,378,000 British Pound settling 6/24/10	HSBC Bank	5,199,350	5,169,457	29,893
28,856,000 British Pound settling 6/24/10	Royal Bank of Scotland	43,451,393	44,159,227	(707,834)
1,276,000 Canadian Dollar settling 5/4/10	UBS	1,268,768	1,259,815	8,953
23,697,000 Euro settling 5/24/10	Bank of America	31,743,672	31,510,535	233,137
81,358,000 Japanese Yen settling 5/17/10	Goldman Sachs	874,266	865,496	8,770
				$(446,817)

The Fund received $1,120,000 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Fund’s investment strategy.

(D) Open reverse repurchase agreements at April 30, 2010:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.41%	4/16/10	5/17/10	$17,192,390	$17,189,063
	0.41%	4/22/10	5/21/10	23,759,626	23,756,650
Credit Suisse First Boston	0.35%	4/5/10	5/3/10	4,096,115	4,095,000
	0.35%	4/7/10	5/7/10	4,320,092	4,319,000
	0.35%	4/19/10	5/19/10	8,851,205	8,850,000
	0.35%	4/22/10	5/21/10	18,990,031	18,988,000
					$77,197,713

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended April 30, 2010 was $35,535,415 at a weighted average interest rate of 0.53%.  The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreement) for open reverse repurchase agreements at April 30, 2010 was $79,730,869.

The Fund received $1,270,000 in cash as collateral for reverse repurchase agreements outstanding. Cash collateral received may be invested in accordance with the Fund’s investment strategy.

(E) At April 30, 2010, the Fund had the following unfunded loan commitment which could be extended at the option of the borrower:

Principal
Borrower	Amount
Eastman Kodak	$1,025,000

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•        Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•        Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•        Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended April 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing model and option adjusted spead pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at April 30, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/10
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$16,261,267	$40,602,563	$56,863,830
Financial Services	$17,086,989	243,431,351	—	260,518,340
All Other	—	205,566,084	—	205,566,084
Mortgaged-Backed Securities	5,952,496	108,856,832	5,912,339	120,721,667
Senior Loans	—	24,324,648	—	24,324,648
Preferred Stock:
Automotive Products	—	—	10,137	10,137
All Other	—	18,832,859	—	18,832,859
Asset-Backed Securities	—	9,824,946	—	9,824,946
Convertible Preferred Stock	2,958,000	—	—	2,958,000
Common Stock	—	—	814	814
Short-Term Investments	—	152,252,020	—	152,252,020
Total Investments in Securities - Assets	$25,997,485	$779,350,007	$46,525,853	$851,873,345

Other Financial Instruments* - Assets
Interest Rate Contracts	$203,313	—	—	$203,313
Credit Contracts	—	$2,579,958	—	2,579,958
Foreign Exchange Contracts	—	567,550	—	567,550
Total Other Financial Instruments - Assets	203,313	3,147,508	—	$3,350,821

Other Financial Instruments* - Liabilities
Foreign Exchange Contracts	—	$(1,014,367)	—	$(1,014,367)

Total Investments	$26,200,798	$781,483,148	$46,525,853	$854,209,799

There were no significant transfers into and out of Levels 1 and 2 during the nine months ended April 30, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended April 30, 2010, was as follows:

					Net Change
	Beginning	Net	Accrued		in Unrealized
	Balance	Purchases/Sales	Discounts	Net Realized	Appreciation/	Transfers into	Transfers out	Ending Balance
	7/31/09	and Settlements	(Premiums)	Gain(Loss)	Depreciation	Level 3	of Level 3**	4/30/10
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$40,928,907	—	—	$(326,344)	—	—	$40,602,563
Insurance	$6,810,437	—	$1,718,003	—	1,258,329	—	$(9,786,769)	—
Mortgaged-Backed Securities	—	5,835,938	868	—	75,533	—	—	5,912,339
Preferred Stock:
Automotive Products	10,137	—	—	—	—	—	—	10,137
Common Stock	81,383	—	—	—	(80,569)	—	—	814
Short-Term Investments	4,030,860	—	—	—	185,010	—	(4,215,870)	—
Total Investments in Securities - Assets	$10,932,817	$46,764,845	$1,718,871	—	$1,111,959	—	$(14,002,639)	$46,525,853

Other Financial Instruments* - Assets
Credit Contracts	$69,735	—	—	—	$118,587	—	$(188,322)	—

Other Financial Instruments* - Liabilities
Credit Contracts	$(21,019)	$21,019	—	—	—	—	—	—

Total Investments	$10,981,533	$46,785,864	$1,718,871	—	$1,230,546	—	$(14,190,961)	$46,525,853

*Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

** Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at April 30, 2010 was $(331,380).

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Income Strategy Fund II

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 25, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 25, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 25, 2010